Notes Payable, Related Parties (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total notes payable, related parties	$ 30,000		$ 109,000
Less: current portion	$ 30,000		$ 109,000
Notes payable, related parties, less current portion
Chief Executive Officer [Member]
Total notes payable, related parties			$ 50,000
Chief Executive Officer [Member]
Total notes payable, related parties			50,000
Director [Member]
Total notes payable, related parties			3,000
Chairman, Board of Directors [Member]
Total notes payable, related parties			$ 3,000
Directors [Member]
Total notes payable, related parties
Director One [Member]
Total notes payable, related parties			$ 3,000
Notes Payable Related Parties [Member]
Total notes payable, related parties	$ 10,000
Notes Payable Related Parties One [Member]
Total notes payable, related parties	10,000
Notes Payable Related Parties Two[Member]
Total notes payable, related parties	$ 10,000